Organization - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2022 USD ($)
Current assets:
Cash and cash equivalents	¥ 3,241,336		¥ 4,230,587	$ 461,887	¥ 4,434,525
Short-term investments	936,267			133,417	941,738
Accounts receivable, net	2,215,920			315,766	2,169,042
Licensed copyrights, net	522,495			74,455	582,521
Prepayments and other assets	2,302,748			328,139	2,794,259
Total current assets	9,564,158			1,362,882	12,635,229
Non-current assets:
Fixed assets, net	839,945			119,691	863,813
Long-term investments	2,054,565			292,773	2,260,785
Licensed copyrights, net	6,862,492			977,897	6,966,508
Produced content, net	14,321,624			2,040,815	13,376,985
Operating lease assets	621,083			88,504	683,897
Goodwill	3,820,823			544,463	3,820,823
Total non-current assets	35,265,882			5,025,348	31,959,145
Total assets	44,830,040			6,388,230	44,594,374
Current liabilities:
Customer advances and deferred revenue	4,320,866			615,718	4,373,208
Short-term loans	4,347,147			619,463	3,571,637	$ 619,463
Long-term loans, current portion	36,800			5,244	2,000
Operating lease liabilities, current portion	93,432			13,314	100,883
Total current liabilities	21,451,990			3,056,883	22,341,534
Non-current liabilities:
Operating lease liabilities	464,837			66,239	523,747
Total non-current liabilities	10,099,390			1,439,152	10,067,925
Revenues	22,611,821	$ 3,222,158	24,166,183
Cost of revenues	(16,959,417)	(2,416,698)	(17,569,410)
Net income	977,577	139,302	1,477,117
Net cash provided by/(used for) operating activities	1,591,042	226,716	2,718,014
Net cash provided by/(used for) investing activities	(1,549,161)	(220,755)	(308,881)
Net cash (used for)/provided by financing activities	(1,484,540)	(211,546)	(4,262,588)
Variable Interest Entities
Current assets:
Cash and cash equivalents	1,431,502			203,987	2,832,913
Short-term investments	734,430			104,655	333,191
Accounts receivable, net	2,145,629			305,750	2,061,497
Licensed copyrights, net	317,468			45,239	361,225
Prepayments and other assets	2,341,719			333,692	2,603,639
Total current assets	6,970,748			993,323	8,192,465
Non-current assets:
Fixed assets, net	589,693			84,031	600,586
Long-term investments	1,563,216			222,756	1,712,915
Licensed copyrights, net	1,742,231			248,266	1,951,329
Produced content, net	13,032,262			1,857,082	12,349,284
Operating lease assets	500,832			71,368	545,894
Goodwill	2,345,466			334,226	2,345,466
Others	1,050,207			149,653	745,107
Total non-current assets	20,823,907			2,967,382	20,250,581
Total assets	27,794,655			3,960,705	28,443,046
Current liabilities:
Accounts and notes payable	3,700,389			527,301	3,197,634
Customer advances and deferred revenue	4,173,734			594,752	4,234,384
Short-term loans	2,232,148			318,079	2,292,845
Long-term loans, current portion	28,800			4,104	0
Operating lease liabilities, current portion	78,310			11,159	83,575
Accrued expenses and other liabilities	3,035,549			432,562	2,641,951
Total current liabilities	13,248,930			1,887,957	12,450,389
Non-current liabilities:
Long-term loans	303,700			43,277	0
Operating lease liabilities	437,364			62,324	485,139
Other non-current liabilities	874,991			124,685	1,037,634
Total non-current liabilities	1,616,055			230,286	1,522,773
Amounts due to the Company and its subsidiaries	19,663,128			2,801,973	21,712,172
Total liabilities	34,528,113			$ 4,920,216	¥ 35,685,334
Revenues	21,285,082	3,033,100	22,496,529
Cost of revenues	(17,628,297)	(2,512,013)	(18,628,332)
Net income	439,050	62,564	343,650
Net cash provided by/(used for) operating activities	(1,524,996)	(217,310)	184,342
Net cash provided by/(used for) investing activities	(461,940)	(65,826)	268,907
Net cash (used for)/provided by financing activities	585,525	83,437	(315,643)
Variable Interest Entities | Third-Party
Non-current liabilities:
Revenues	21,071,839	3,002,713	22,368,994
Cost of revenues	(11,612,721)	(1,654,800)	(13,180,284)
Variable Interest Entities | Inter-Group
Non-current liabilities:
Revenues	213,243	30,387	127,535
Cost of revenues	¥ (6,015,576)	$ (857,213)	¥ (5,448,048)